UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

     200 Park Avenue
     Suite 3300
     New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Donald A. Parker
Title:               General Partner
Phone:               212) 692-3621

Signature, Place, and Date of Signing:
Donald A. Parker     New York, New York     August 11, 2000





Report Type  (Check only one.):

[  X  ]          13F HOLDINGS REPORT.

[     ]          13F NOTICE.

[     ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:     none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  256,931(x 1,000)

List of Other Included Managers: none


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                                               Form  13F     6/30/00

Reporting Manager:Buchanan Parker Asset Management("BPAM")/
Parker Buchanan Asset Management("PBAM")*

Item 1                         Item 2         Item 3     Item 4   Item 5    Item 6   Item 7             Item 8
                                                                                                 Voting Authority
                                                        Value    Shares/  Invstmnt              Sole    Shared None
Name of Issuer                Title of Class  Cusip     (x$1000)  Prn Amt  Dscretn  Managers     (A)     (B)   (C)
----------------------------- --------------  --------- -------- --------- -------- --------- --------- ------ ----

Agribrands International Inc  COM             00849R105   2,139	    50,995   SOLE   BPAM/PBAM    50,995
AK Steel Holding Corp         COM             001547108   1,290    161,293   SOLE   BPAM/PBAM   161,293
Allmerica Finl Corp           COM             019754100   9,402    179,515   SOLE   BPAM/PBAM   179,515
Bestfoods                     COM             08658U101  12,811    185,000   SOLE   BPAM/PBAM   185,000
Central Newspapers Inc        CL A            154647101  11,031    174,400   SOLE   BPAM/PBAM   174,400
Chemfirst Inc                 COM             16361A106  14,130    585,705   SOLE   BPAM/PBAM   585,705
Claires Stores Inc            COM             179584107  11,852    615,675   SOLE   BPAM/PBAM   615,675
Corn Products Intl Inc        COM             219023108   3,371    127,205   SOLE   BPAM/PBAM   127,205
Cytec Industries Inc          COM             232820100   5,530    244,018   SOLE   BPAM/PBAM   244,018
Edwards Lifesciences Corp     COM	      28176E108  22,092  1,194,160   SOLE   BPAM/PBAM 1,194,160
First Union Corp              COM             337358105     215      8,658   SOLE   BPAM/PBAM     8,658
Furniture Brands Int'l Inc    COM             360921100  13,393    885,490   SOLE   BPAM/PBAM   885,490
Hasbro Inc                    COM             418056107  13,796    915,897   SOLE   BPAM/PBAM   915,897
Highlands Insurance Group Inc COM	      431032101   4,426    472,115   SOLE   BPAM/PBAM   472,115
Hudson City Bancorp Inc       COM             443683107   9,043    530,000   SOLE   BPAM/PBAM   530,000
Iberiabank Corp               COM	      450828108   4,234    275,362   SOLE   BPAM/PBAM   275,362
IMS Health Inc                COM             449934108  11,307    628,175   SOLE   BPAM/PBAM   628,175
International Home Foods Inc  COM             459655106  19,644    938,215   SOLE   BPAM/PBAM   938,215
Littlefuse Inc                COM             537008104   8,639    176,300   SOLE   BPAM/PBAM   176,300
Media General Inc             CL A            584404107  13,324    274,369   SOLE   BPAM/PBAM   274,369
Meritor Automotive Inc        COM             59000G100   3,443    313,025   SOLE   BPAM/PBAM   313,025
Metlife Inc                   COM             59156R108  30,163  1,432,080   SOLE   BPAM/PBAM 1,432,080
Omnova Solutions Inc          COM             682129101   1,784    285,460   SOLE   BPAM/PBAM   285,460
RH Donnelley Corp             COM             74955W307  21,122  1,090,193   SOLE   BPAM/PBAM 1,090,193
Stanley Furniture Inc         COM             854305208   2,706    123,000   SOLE   BPAM/PBAM   123,000
Stride Rite Corp              COM             863314100   3,991    651,550   SOLE   BPAM/PBAM   651,550
Water Pik Technologies Inc    COM             94113U100     159     25,450   SOLE   BPAM/PBAM    25,450
York International Corp       COM             986670107   1,894     75,000   SOLE   BPAM/PBAM    75,000

Aggregate Column Total                                  256,931

* Buchanan Parker Asset Management and Parker Buchanan Asset Management are general partnerships whose principals are identical and who are the individuals who vote all securities included in this filing.

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